UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-7388
                                  -----------

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                   --------------

Date of fiscal year end: March 31, 2004
                         --------------

Date of reporting period: September 30, 2003
                          ------------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
------   --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
------   ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
------   ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.
------   ---------

         (a)      Not applicable.

         (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

             (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By  /s/ Jean B. Buttner
    ----------------------------------------------------------------------------
    Jean B. Buttner, President


Date: December 4, 2003
      ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jean B. Buttner
    ----------------------------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By  /s/ David T. Hengison
    ----------------------------------------------------------------------------
    David T. Hengison, Vice President, Treasurer, Principal Financial Officer


Date: December 4, 2003
      ----------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Brett R. Mitstifer
                       VICE PRESIDENT
                       Nancy L. Bendig
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

SMALL-CAP INVESTMENTS ENTAIL SPECIAL RISK CONSIDERATIONS INCLUDING LIQUIDITY AND VOLATILITY.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #527650

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                   VALUE LINE
                                   EMERGING
                                 OPPORTUNITIES
                                   FUND, INC.


                                [VALUE LINE LOGO]

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                      TO OUR VALUE LINE EMERGING
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS:

The Value Line Emerging Opportunities Fund earned a total return of 23.49% for the six months ending September 30, 2003. In the same period, the Russell 2000, an index of U.S. small-capitalization stocks, had a total return of 34.63%(1).

This year has seen a strong rebound among the losing stocks of recent prior years. Indeed, stocks doing best in 2003 have been those whose very existence was in question just a year earlier, particularly many low-priced, risky issues in the technology and telecommunications sector. Your Fund did well in 2000-2002 versus the Russell 2000 benchmark by successfully avoiding such stocks. This defensive stance meant that the Fund, though enjoying a healthy gain this year, has had a smaller bounce than the index. But while the index is still below its early-2000 high, your Fund value has been steadily attaining all-time highs as the year progressed (adding back capital gain distributions).

Meanwhile, we have been moving the Fund a bit more onto the offensive in the past six months, though nothing like the aggressive stance that proved so successful in 1999. The best portrayal of this is the Fund's weighting in the volatile technology and telecommunications sector, which approached 50% of assets in 1999 and early 2000, shrank to 10% of assets by early 2001, and has now climbed to 15% of assets. Our disciplined investment process has driven these shifts: We always stay with winners, selling issues with faltering earnings and stock price momentum and switching into stocks with improving momentum. The near-term stock price momentum of technology companies clearly turned positive this year, but earnings momentum is still lagging in most cases.

The Fund currently holds more than 500 different stocks, widely diversified across many industries. No single holding represents as much as 0.5% of assets. The financial services sector represents about 19% of assets, and the healthcare sector is 17% of assets.

Media recognition of your Fund continues to build. Barron's (October 6, 2003) cited the Fund as one of the least risky growth funds in the U.S. On the same day, The Wall Street Journal named the Fund among the 50 best-performing funds of any kind over the past five years. SmartMoney.com noted not only the Fund's "smoother ride" relative to other growth funds (July 17, 2003), but also its strong long-term performance and below-average expenses (June 19, 2003).

Relying on our strict investment discipline, our continuing goal is to make your ride both smooth and profitable. Thank you for investing with us.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  CHAIRMAN AND PRESIDENT

November 10, 2003

--------------------------------------------------------------------------------
(1) THE RUSSELL 2000 INDEX IS REPRESENTATIVE OF THE SMALLER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

OPPORTUNITIES FUND, INC. SHAREHOLDERS
--------------------------------------------------------------------------------
ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, is now exhibiting much more spirit. Indeed, the nation's gross domestic product, underpinned by a strengthening in both consumer spending and capital goods activity, grew by a scintillating 7.2% in the third quarter and seems poised to increase by a solid, if less-eyecatching 4%, or so, in the final quarter of 2003. True, there are pockets of more subdued activity around, most notably in the employment area, where jobless totals remain quite high. Overall, though, the economic picture is materially brighter than it was earlier in 2003 when talk of a possible double-dip recession was being heard.

Meanwhile, the ongoing support of the Federal Reserve Board, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the help needed for the U.S. economy to continue pushing forward nicely in 2004, when we expect GDP growth to average a healthy 3%-4%.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should remain in check through the latter years of this decade. Long-term interest rates, which increased for a time during the past few months, as the economy perked up, should stabilize at just modestly higher levels over the next several years.


PERFORMANCE DATA:*


                                                                  AVERAGE ANNUAL
                                                                   TOTAL RETURN
                                                                  --------------
1 year ended September 30, 2003 ................................       21.86%
5 years ended September 30, 2003 ...............................       20.24%
10 years ended September 30, 2003 ..............................      +12.81%

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS (92.1%)                                                13,200   BankUnited Financial Corp.
         ADVERTISING (0.5%)                                                    Class "A"* ...........................   $   278,256
44,000   aQuantive, Inc.* ...................    $   407,440          5,400   Cathay Bancorp, Inc. ..................       238,950
 4,250   Harte-Hanks, Inc. ..................         78,370          9,200   Central Pacific Financial Corp.........       225,400
 9,200   R.H. Donnelley Corp.* ..............        371,772          9,500   City Holding Co. ......................       315,400
                                                 -----------          3,500   Community Bank System, Inc. ...........       153,685
                                                     857,582          7,700   Community First Bankshares, Inc. ......       203,511
         AEROSPACE/DEFENSE (0.6%)                                     5,700   East West Bancorp, Inc. ...............       243,675
 6,000   Embraer-Empresa Brasileira de                               10,850   F.N.B. Corp. ..........................       374,325
           Aeronautica S.A. (ADR) ...........        126,600          1,600   First Citizens BancShares, Inc.
 8,250   Engineered Support Systems, Inc. ...        499,125                   Class "A" ............................       169,120
16,000   Orbital Sciences Corp.* ............        148,480          8,300   First Community Bancorp ...............       277,967
12,500   United Defense Industries, Inc.* ...        354,875          8,200   First State Bancorporation ............       242,802
                                                 -----------         15,750   Fulton Financial Corp. ................       316,260
                                                   1,129,080          9,800   Hudson United Bancorp .................       344,666
         AIR TRANSPORT (0.9%)                                        10,013   Independent Bank Corp. ................       293,181
26,000   AirTran Holdings, Inc.* ............        435,500          8,750   International Bancshares Corp. ........       362,687
23,000   Frontier Airlines, Inc.* ...........        378,580          8,200   MAF Bancorp, Inc. .....................       313,240
 7,800   JetBlue Airways Corp.* .............        475,566          6,500   MB Financial, Inc. ....................       288,600
11,500   UTi Worldwide Inc. .................        351,095         14,100   NBT Bancorp, Inc. .....................       285,525
                                                 -----------         10,900   Pacific Capital Bancorp ...............       332,341
                                                   1,640,741          9,300   Popular, Inc. .........................       370,140
         APPAREL (1.1%)                                              12,200   R & G Financial Corp. Class "B" .......       356,240
 7,000   Columbia Sportswear Co.* ...........        369,250         13,200   Republic Bancorp Inc. .................       175,824
13,000   JoS. A. Bank Clothiers, Inc.* ......        571,610          6,900   S & T Bancorp, Inc. ...................       196,650
 9,000   Kellwood Co. .......................        301,050          6,000   Sandy Spring Bancorp, Inc. ............       195,120
 9,000   Liz Claiborne, Inc. ................        306,450         13,300   South Financial Group, Inc. (The) .....       331,037
24,000   Warnaco Group, Inc. (The)* .........        374,160          8,920   Texas Regional Bancshares, Inc.
                                                 -----------                   Class "A" ............................       301,407
                                                   1,922,520         22,000   TrustCo Bank Corp. NY .................       271,920
         AUTO PARTS (0.9%)                                           11,000   Trustmark Corp. .......................       298,430
 4,800   Advance Auto Parts, Inc.* ..........        340,320         12,800   UCBH Holdings, Inc. ...................       386,944
11,800   Autoliv Inc. .......................        356,006         15,000   Umpqua Holdings Corp. .................       285,450
10,300   Gentex Corp.* ......................        358,852          9,500   United Bankshares Inc. ................       284,525
 7,500   Lear Corp.* ........................        394,800          7,800   United National Bancorp ...............       259,038
 4,500   Starcraft Corporation* .............        151,965          6,825   Valley National Bancorp ...............       190,008
                                                 -----------          9,000   Washington Trust Bancorp, Inc. ........       216,090
                                                   1,601,943          7,400   Westamerica Bancorporation ............       328,930
         BANK (6.1%)                                                  9,200   Whitney Holding Corp. .................       312,800
 4,700   Alabama National BanCorporation ....        223,250                                                            -----------
14,400   BancorpSouth, Inc. .................        315,360                                                             10,887,838
 9,800   Bank of Hawaii Corp. ...............        329,084

-----------------------------------------------------------------------------------------------------------------------------------

4

                                                                                       VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

         BANK - MIDWEST (1.6%)
 9,000   Associated Banc-Corp. .....................  $  340,200              CANADIAN ENERGY (0.4%)
10,400   Bank of the Ozarks, Inc. ..................     462,904      9,300   EnCana Corp. ............................  $  338,334
 8,928   BOK Financial Corp.* ......................     336,318      8,200   Petro-Canada ............................     318,898
 7,035   Commerce Bancshares, Inc. .................     307,781                                                         ----------
 5,937   First Financial Bankshares, Inc. ..........     219,432                                                            657,232
 9,450   First Midwest Bancorp, Inc. ...............     280,759              CHEMICAL -
 8,140   Glacier Bancorp, Inc. .....................     223,280                SPECIALTY (1.1%)
 4,300   Hancock Holding Co. .......................     212,205     17,400   Airgas, Inc. ............................     309,720
 5,000   IBERIABANK Corp. ..........................     263,100     12,400   Ecolab Inc. .............................     313,100
 7,000   Local Financial Corporation* ..............     125,230     10,000   MacDermid, Inc. .........................     264,500
                                                      ----------      4,000   Praxair, Inc. ...........................     247,800
                                                       2,771,209      4,000   Sigma-Aldrich Corp. .....................     207,760
         BEVERAGE -                                                  14,700   Symyx Technologies, Inc.* ...............     316,638
           ALCOHOLIC (0.3%)                                           7,300   Valspar Corp. ...........................     340,545
16,500   Central European Distribution Corp.* ......     451,275                                                         ----------
                                                                                                                          2,000,063
         BEVERAGE - SOFT                                                      COMPUTER &
           DRINK (0.2%)                                                         PERIPHERALS (1.9%)
16,000   Cott Corp.* ...............................     374,560      1,700   Avocent Corp.* ..........................      51,493
                                                                     21,000   Dot Hill Systems Corp.* .................     288,960
         BIOTECHNOLOGY (1.4%)                                        35,000   Lexar Media, Inc.* ......................     596,400
23,000   AtheroGenics, Inc.* .......................     385,020     30,000   Maxtor Corp.* ...........................     365,100
 5,500   Gen-Probe, Inc.* ..........................     297,935      9,200   MICROS Systems, Inc.* ...................     314,180
23,000   ID Biomedical Corp.* ......................     402,270     23,000   Mobility Electronics, Inc.* .............     180,550
 7,000   Invitrogen Corp.* .........................     405,930     12,000   NetScreen Technologies, Inc.* ...........     266,760
11,700   Medicines Company (The)* ..................     304,200     10,000   Network Engines, Inc.* ..................      63,700
23,200   Regeneration Technologies, Inc.* ..........     209,960      6,000   RadiSys Corp.* ..........................     108,240
17,000   Telik, Inc.* ..............................     340,850     12,000   SanDisk Corp.* ..........................     764,880
 5,000   United Therapeutics Corp.* ................     112,950      7,050   Zebra Technologies Corp. Class "A"* .....     363,569
                                                      ----------                                                         ----------
                                                       2,459,115                                                          3,363,832
         BUILDING MATERIALS (0.5%)                                            COMPUTER SOFTWARE &
 3,600   Ameron International Corp. ................     118,836                SERVICES (3.7%)
 8,100   Jacobs Engineering Group, Inc.* ...........     365,310     30,000   Advanced Digital Information
 8,700   Simpson Manufacturing Co., Inc.* ..........     355,743                Corp.* ................................     420,600
                                                      ----------     19,500   Altiris, Inc.* ..........................     512,460
                                                         839,889     10,000   ANSYS, Inc.* ............................     355,400
         CABLE TV (0.2%)                                             10,500   Anteon International Corp.* .............     321,300
65,000   Charter Communications, Inc. Class "A"* ...     267,800      7,700   CACI International, Inc. Class "A"*           329,945
                                                                      9,800   Cognizant Technology Solutions
                                                                                Corp. Class "A"* ......................     357,406

-----------------------------------------------------------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

32,000   Concur Technologies, Inc.* ............      $  379,520     18,000   Immucor, Inc.* ..........................  $  485,100
18,000   Digital River, Inc.* ..................         492,300     28,000   Impax Laboratories, Inc.* ...............     350,280
12,000   Epicor Software Corp.* ................         107,280      9,000   InterMune, Inc.* ........................     171,720
 7,000   Equinix, Inc.* ........................         130,480     15,000   Interpore International, Inc.* ..........     230,400
 6,000   Fair, Issac & Co., Inc. ...............         353,760      6,750   K-V Pharmaceutical Co. Class "A"* .......     151,875
16,500   Intergraph Corp.* .....................         384,120     10,000   Kos Pharmaceuticals, Inc.* ..............     344,000
46,000   Lawson Software, Inc.* ................         326,140      9,500   MGI Pharma, Inc.* .......................     372,970
10,000   MRO Software, Inc.* ...................         136,500     11,600   Mylan Laboratories, Inc. ................     448,340
 7,000   Macromedia, Inc.* .....................         173,180      7,300   Neurocrine Biosciences, Inc.* ...........     361,496
17,000   Magma Design Automation, Inc.* ........         333,540     14,000   Onyx Pharmaceuticals, Inc.* .............     301,700
 9,000   Mercury Interactive Corp.* ............         408,690     13,500   Penwest Pharmaceuticals Co.* ............     290,250
 4,500   Quality Systems, Inc.* ................         180,900      9,500   Pharmaceutical Resources, Inc.* .........     648,090
 2,100   SRA International, Inc. Class "A"* ....          78,603     20,000   POZEN Inc.* .............................     355,600
 6,300   Symantec Corp.* .......................         397,026      5,000   Salix Pharmaceuticals, Ltd.* ............      96,300
10,600   Synopsys, Inc.* .......................         326,162                                                         ----------
                                                      ----------                                                          9,123,120
                                                       6,505,312              E-COMMERCE (0.2%)
         DIVERSIFIED COMPANY (0.4%)                                  10,000   DiamondCluster International, Inc.
 2,200   Ametek, Inc. ..........................          94,292                Class "A"* ............................      67,700
 8,500   ESCO Technologies, Inc.* ..............         384,795      9,900   StarTek, Inc. ...........................     316,800
12,000   Mathews International Corp. Class "A" .         316,920                                                         ----------
                                                      ----------                                                            384,500
                                                         796,007              EDUCATIONAL
         DRUG (5.1%)                                                            SERVICES (1.6%)
16,300   Able Laboratories, Inc.* ..............         304,973      6,775   Apollo Group, Inc. Class "A"* ...........     447,353
20,000   Adolor Corp.* .........................         367,000      6,800   Bright Horizons Family
11,100   American Pharmaceutical                                                Solutions, Inc.* ......................     271,660
           Partners, Inc.* .....................         347,985     12,800   Career Education Corp.* .................     579,840
16,400   Amylin Pharmaceuticals, Inc.* .........         463,136      6,000   Corinthian Colleges, Inc.* ..............     342,960
 9,000   Angiotech Pharmaceuticals, Inc.* ......         392,850      4,600   Education Management Corp.* .............     265,282
22,300   Bentley Pharmaceuticals, Inc.* ........         362,375     11,000   ITT Educational Services, Inc.* .........     527,120
 5,000   BioMarin Pharmaceutical, Inc.* ........          38,300      3,700   Strayer Education, Inc. .................     357,827
12,000   Biopure Corp. Class "A"* ..............          77,640                                                         ----------
14,000   Bradley Pharmaceuticals, Inc.* ........         381,500                                                          2,792,042
25,000   Columbia Laboratories, Inc.* ..........         302,000              ELECTRICAL
43,000   Discovery Laboratories, Inc.* .........         309,600                EQUIPMENT (0.6%)
18,000   Endo Pharmaceuticals Holdings, Inc.*...         368,100     13,400   FLIR Systems, Inc.* .....................     343,308
 3,000   Eon Labs, Inc.* .......................         115,050     13,500   Rockwell Automation, Inc. ...............     354,375
17,000   Flamel Technologies S.A. (ADR)* .......         573,070      6,000   ROFIN-SINAR Technologies, Inc.* .........     125,940
18,000   Guilford Pharmaceuticals Inc.* ........         111,420      5,000   Wilson Greatbatch Technologies, Inc.* ...     180,250
                                                                                                                         ----------
                                                                                                                          1,003,873

-----------------------------------------------------------------------------------------------------------------------------------

6

                                                                                       VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

         ELECTRIC UTILITY -                                                    FINANCIAL SERVICES (1.8%)
           CENTRAL (0.2%)                                            14,000   BankAtlantic Bancorp, Inc. Class "A" ..    $  199,500
30,000   CenterPoint Energy, Inc. ..............      $  275,100     19,000   Cash America International, Inc. ......       311,600
                                                                     14,000   Charter Municipal Mortgage
         ELECTRONICS (1.6%)                                                     Acceptance Co. ......................       257,320
14,000   Cubic Corp. ...........................         351,680     16,965   Fidelity National Financial, Inc. .....       509,968
 9,800   Diodes, Inc.* .........................         201,782     22,000   Friedman, Billings, Ramsey Group,
 5,200   Harman International Industries, Inc. .         511,420                Inc. Class "A" ......................       379,500
15,600   Herley Industries, Inc.* ..............         273,312      7,000   Interactive Data Corp.* ...............       110,600
24,000   Sonic Solutions* ......................         334,320     35,000   Knight Trading Group, Inc.* ...........       400,750
 4,000   TTM Technologies, Inc.* ...............          57,120      8,000   Leucadia National Corp. ...............       302,800
23,000   Titan Corp. (The)* ....................         479,320     13,200   ProAssurance Corp.* ...................       340,956
13,000   Trimble Navigation Ltd.* ..............         300,950      2,000   Triad Guaranty Inc.* ..................        98,160
25,000   White Electronic Designs Corp.* .......         268,750      9,300   Wintrust Financial Corp. ..............       350,331
                                                      ----------                                                         ----------
                                                       2,778,654                                                          3,261,485
         ENTERTAINMENT (0.9%)                                                 FOOD PROCESSING (1.2%)
17,000   Gray Television, Inc. .................         198,560      7,700   Bunge Limited .........................       211,750
36,000   Imax Corp.* ...........................         284,400     11,850   Dean Foods Co.* .......................       367,705
22,016   InterActiveCorp* ......................         727,629     12,000   McCormick & Co., Inc. .................       329,040
22,000   XM Satellite Radio Holdings Inc.                            14,000   Medifast, Inc.* .......................       172,900
           Class "A"* ..........................         341,660     13,800   Peet's Coffee & Tea, Inc.* ............       269,790
                                                      ----------      7,400   Smucker (J.M.) Co. ....................       311,984
                                                       1,552,249     13,300   United Natural Foods, Inc.* ...........       441,427
         ENTERTAINMENT                                                                                                   ----------
           TECHNOLOGY (0.7%)                                                                                              2,104,596
10,000   Avid Technology, Inc.* ................         528,400              FOOD WHOLESALERS (0.1%)
31,000   Scientific Games Corp. Class "A"* .....         353,710      5,700   Performance Food Group Co.* ...........       232,047
10,000   Take-Two Interactive Software, Inc.* ..         341,700
                                                      ----------              FOREIGN ELECTRONICS/
                                                       1,223,810                ENTERTAINMENT (0.2%)
         ENVIRONMENTAL (0.9%)                                        27,000   AU Optronics Corp. (ADR) ..............       344,520
15,000   Bennett Environmental Inc.* ...........         254,250
 8,300   CUNO, Inc.* ...........................         325,278              FURNITURE/HOME
15,000   Republic Services, Inc. ...............         339,600                FURNISHINGS (0.7%)
38,000   Stake Technology Ltd.* ................         351,880      6,000   Ethan Allen Interiors, Inc. ...........       216,000
 8,400   Stericycle, Inc.* .....................         396,228      5,000   Hooker Furniture Corp. ................       174,850
                                                      ----------     24,000   Select Comfort Corp.* .................       636,000
                                                       1,667,236      7,500   Tuesday Morning Corp.* ................       208,725
                                                                                                                         ----------
                                                                                                                          1,235,575

-----------------------------------------------------------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

         HEALTHCARE INFORMATION                                      23,000   Unova, Inc.* ...........................   $  336,950
           SYSTEMS (0.2%)                                             8,000   World Fuel Services Corporation ........      224,560
16,000   Merge Technologies, Inc.* ...............    $  269,440                                                         ----------
                                                                                                                          3,302,413
         HOME APPLIANCE (0.2%)                                                INFORMATION
 8,800   Toro Company (The) ......................       396,000                SERVICES (0.9%)
                                                                      4,200   Advisory Board Company (The)* ..........      190,890
         HOTEL/GAMING (1.7%)                                         15,000   Alliance Data Systems Corp.* ...........      396,000
18,200   Alliance Gaming Corp.* ..................       369,096      8,300   Arbitron, Inc.* ........................      292,990
13,000   Ameristar Casinos, Inc.* ................       325,520      7,500   FactSet Research Systems, Inc. .........      332,625
12,400   Choice Hotels, Inc.* ....................       359,848     17,000   PracticeWorks, Inc.* ...................      364,990
11,400   GTECH Holdings Corp. ....................       488,490      3,500   SI International, Inc.* ................       57,050
 9,600   International Game Technology ...........       270,240                                                         ----------
13,000   Penn National Gaming, Inc.* .............       277,160                                                          1,634,545
16,800   Station Casinos, Inc. ...................       514,080              INSURANCE - LIFE (0.8%)
15,000   WMS Industries, Inc.* ...................       339,900      6,500   Delphi Financial Group, Inc. ...........      302,380
                                                      ----------     16,500   Presidential Life Corp. ................      249,645
                                                       2,944,334     16,000   Scottish Re Group Ltd. .................      386,400
         HOUSEHOLD                                                    3,300   StanCorp Financial Group, Inc. .........      189,585
           PRODUCTS (0.6%)                                            5,300   Torchmark Corp. ........................      215,392
 9,600   Energizer Holdings, Inc.* ...............       352,992                                                         ----------
 6,500   Scotts Company (The) Class "A"* .........       355,550                                                          1,343,402
14,200   Yankee Candle Company, Inc. (The)* ......       361,816              INSURANCE -
                                                      ----------                PROPERTY/CASUALTY (2.9%)
                                                       1,070,358      9,200   Arch Capital Group Ltd.* ...............      303,692
         HUMAN RESOURCES (0.3%)                                      11,700   Berkley (W.R.) Corp. ...................      400,842
 3,600   CDI Corp. ...............................        97,308      2,400   Erie Indemnity Co. Class "A" ...........       93,360
27,000   Exult, Inc.* ............................       217,080      4,300   Everest Re Group, Ltd. .................      323,188
12,000   Gevity HR, Inc. .........................       176,160     15,000   HCC Insurance Holdings, Inc. ...........      436,200
                                                      ----------      8,000   Infinity Property & Casualty Corp. .....      224,880
                                                         490,548      8,900   IPC Holdings, Ltd. .....................      311,500
         INDUSTRIAL SERVICES (1.9%)                                   1,400   Markel Corp.* ..........................      373,800
18,300   Aaron Rents, Inc. .......................       383,385      7,000   Mercury General Corp. ..................      313,460
 9,800   C.H. Robinson Worldwide, Inc. ...........       364,658      7,200   Midland Co. ............................      153,360
 9,400   Charles River Associates Inc.* ..........       268,182      7,000   Montpelier Re Holdings Ltd.* ...........      211,050
14,000   Corrections Corp. of America* ...........       345,380     13,300   Odyssey Re Holdings Corp. ..............      273,714
 7,800   Expeditors International of                                  3,000   Old Republic International Corp. .......       99,270
           Washington, Inc. ......................       268,398      8,000   Philadelphia Consolidated
 9,200   Iron Mountain, Inc.* ....................       330,280                Holding Corp.* .......................      369,600
 8,500   Kroll Inc. * ............................       158,100      7,000   RenaissanceRe Holdings Ltd. ............      319,410
30,000   Navigant Consulting, Inc.* ..............       369,300     11,800   RLI Corp. ..............................      388,456
22,000   SM&A* ...................................       253,220     12,000   Selective Insurance Group, Inc. ........      357,120
                                                                      3,900   State Auto Financial Corp. .............       98,358

-----------------------------------------------------------------------------------------------------------------------------------

8

                                                                                       VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

 3,000   Zenith National Insurance Corp. ...........  $   83,460      7,200   Coventry Health Care, Inc.* .............  $  379,728
                                                      ----------      5,300   Dynacq International Inc.* ..............      95,877
                                                       5,134,720     19,600   eResearch Technology, Inc.* .............     682,668
         INTERNET (2.1%)                                             15,000   Genesis Health Ventures, Inc.* ..........     363,750
30,000   AmeriTrade Holding Corp.* .................     337,500      6,900   Gentiva Health Services Inc.* ...........      79,350
20,000   Ask Jeeves, Inc.* .........................     348,000     11,500   Health Net, Inc.* .......................     364,205
17,000   Autobytel, Inc.* ..........................     161,840     16,000   I-Flow Corp.* ...........................     168,000
 6,000   ebookers plc (ADR)* .......................     109,860     15,000   Kindred Healthcare, Inc.* ...............     561,750
47,000   Harris Interactive Inc.* ..................     330,880      7,200   LabOne, Inc.* ...........................     167,976
 6,000   j2 Global Communications, Inc.* ...........     226,980      7,000   Mid Atlantic Medical Services, Inc.* ....     360,010
 7,000   Lionbridge Technologies, Inc.* ............      52,570     19,125   Odyssey Healthcare, Inc.* ...............     570,307
46,000   Opsware, Inc.* ............................     335,800      9,000   Renal Care Group, Inc.* .................     307,350
24,000   Radware Ltd.* .............................     435,600     18,000   Select Medical Corp.* ...................     518,400
33,000   SupportSoft, Inc.* ........................     369,270     12,000   Sierra Health Services, Inc.* ...........     246,600
20,000   United Online, Inc.* ......................     694,400     10,000   Triad Hospitals, Inc.* ..................     302,800
41,000   ValueClick, Inc.* .........................     344,810     16,000   VCA Antech, Inc.* .......................     376,800
                                                      ----------     12,500   VistaCare, Inc. Class "A"* ..............     391,250
                                                       3,747,510     10,200   WellChoice, Inc.* .......................     307,326
         MACHINERY (1.1%)                                             3,947   Wellpoint Health Networks, Inc.* ........     304,266
 6,800   Actuant Corp. Class "A"* ..................     381,820                                                         ----------
 2,800   Curtiss-Wright Corp. ......................     197,736                                                          7,542,584
11,500   Graco Inc. ................................     431,825              MEDICAL SUPPLIES (5.2%)
 7,300   Smith (A.O.) Corp. ........................     204,473     23,600   Advanced Medical Optics, Inc.* ..........     423,856
 8,000   Stratasys, Inc.* ..........................     340,960     11,550   Advanced Neuromodulation Systems, Inc.* .     460,845
14,800   Tractor Supply Co.* .......................     485,588     22,000   ALARIS Medical Systems, Inc.* ...........     365,200
                                                      ----------     22,000   Align Technology, Inc.* .................     275,220
                                                       2,042,402      5,300   Bard (C.R.), Inc. .......................     376,300
         MANUFACTURED                                                 2,000   Bio-Rad Laboratories, Inc. Class "A"* ...     102,000
           HOUSING/RECREATIONAL                                       7,000   Candela Corp.* ..........................      89,320
           VEHICLE (0.6%)                                             4,100   Connetics Corp.* ........................      74,046
10,200   Oshkosh Truck Corp. .......................     404,022      8,700   Cooper Companies, Inc. ..................     354,525
 9,000   Thor Industries, Inc. .....................     486,180     12,000   Dade Behring Holdings, Inc.* ............     339,000
 4,000   Winnebago Industries, Inc. ................     178,320      5,500   DENTSPLY International, Inc. ............     246,620
                                                      ----------      7,800   Edwards Lifeciences Corp.* ..............     211,224
                                                       1,068,522     20,000   EPIX Medical, Inc.* .....................     340,400
         MARITIME (0.1%)                                              8,700   Fisher Scientific International, Inc.* ..     345,303
10,000   Frontline Ltd. ............................     167,500      8,800   IDEXX Laboratories, Inc.* ...............     373,912
                                                                      9,100   Inamed Corp.* ...........................     668,395
         MEDICAL SERVICES (4.2%)
18,750   aaiPharma, Inc.* ..........................     320,812
 4,000   AMERIGROUP Corp.* .........................     178,520
 2,336   Anthem, Inc.* .............................     166,627
10,800   Centene Corp.* ............................     328,212

-----------------------------------------------------------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

 1,000   Integra LifeSciences Holdings Corp.* ......  $   28,290              OFFICE EQUIPMENT &
14,500   Inverness Medical Innovations, Inc.* ......     368,300                SUPPLIES (0.6%)
13,000   Kensey Nash Corp.* ........................     305,240      6,500   Ennis Business Forms, Inc. ..............  $   87,165
15,000   Kyphon, Inc.* .............................     292,500     11,500   Global Imaging Systems, Inc.* ...........     282,900
52,000   MedSource Technologies, Inc.* .............     259,480     12,000   Imagistics International, Inc.* .........     347,760
18,057   Merit Medical Systems, Inc.* ..............     399,060     12,000   Staples, Inc.* ..........................     285,000
15,000   Owens & Minor, Inc. .......................     361,500                                                         ----------
 6,000   ResMed Inc.* ..............................     263,880                                                          1,002,825
 9,400   Respironics, Inc.* ........................     392,732              OILFIELD SERVICES/
16,000   Sybron Dental Specialties, Inc.* ..........     401,120                EQUIPMENT (0.3%)
19,000   TheraSense, Inc.* .........................     237,310     12,000   FMC Technologies, Inc.* .................     257,040
 5,600   Varian Medical Systems, Inc.* .............     321,888     21,300   Oil States International, Inc.* .........     270,297
 2,000   Ventana Medical Systems, Inc.* ............      80,600                                                         ----------
 8,000   Vital Images, Inc.* .......................     149,752                                                            527,337
16,000   Wright Medical Group, Inc.* ...............     404,480              PACKAGING &
                                                      ----------                CONTAINER (0.7%)
                                                       9,312,298      5,800   Ball Corp. ..............................     313,200
         METAL FABRICATING (0.3%)                                     5,700   Bemis Co., Inc. .........................     252,510
19,000   Chicago Bridge & Iron Co., N.V. ...........     516,040      8,300   CLARCOR Inc. ............................     323,700
                                                                     11,000   Jarden Corp.* ...........................     415,250
         NATURAL GAS -                                                                                                   ----------
           DISTRIBUTION (0.6%)                                                                                            1,304,660
13,600   AGL Resources Inc. ........................     383,112              PETROLEUM -
10,300   Energen Corp. .............................     372,654                INTERGRATED (0.4%)
11,250   UGI Corp. .................................     325,463     25,000   Denbury Resources Inc.* .................     309,000
                                                      ----------      7,000   Murphy Oil Corp. ........................     411,250
                                                       1,081,229                                                         ----------
         NATURAL GAS -                                                                                                      720,250
           DIVERSIFIED (0.6%)                                                 PETROLEUM -
 9,200   Equitable Resources, Inc. .................     378,120                PRODUCING (1.1%)
11,750   Patina Oil & Gas Corp. ....................     425,820      8,000   Comstock Resources, Inc.* ...............     106,880
16,666   XTO Energy, Inc. ..........................     349,819     12,400   Evergreen Resources, Inc.* ..............     334,800
                                                      ----------      8,000   Pogo Producing Co. ......................     362,240
                                                       1,153,759      2,800   Quicksilver Resources, Inc.* ............      68,404
         NEWSPAPER (0.5%)                                            16,000   Remington Oil & Gas Corp.* ..............     290,400
 2,700   Gannett Co., Inc. .........................     209,412     17,500   Suncor Energy, Inc. .....................     324,625
 4,600   Knight-Ridder, Inc. .......................     306,820     16,300   Unit Corp.* .............................     307,092
 6,900   Lee Enterprises, Inc. .....................     266,823     10,000   Westport Resources Corp.* ...............     235,400
 1,400   McClatchy Co. (The) Class "A" .............      83,272                                                         ----------
                                                      ----------                                                          2,029,841
                                                         866,327              PHARMACY SERVICES (0.6%)
                                                                     13,000   Accredo Health, Inc.* ...................     363,870
                                                                      6,500   AdvancePCS* .............................     296,205

-----------------------------------------------------------------------------------------------------------------------------------

10

                                                                                       VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

 9,600   Omnicare, Inc. ...........................   $  346,176      8,500   Redwood Trust, Inc. ....................   $  360,400
                                                      ----------     10,400   Regency Centers Corp. ..................      383,240
                                                       1,006,251      8,800   Rouse Company (The) ....................      366,960
         PRECISION                                                    8,600   Simon Property Group, Inc. .............      374,788
           INSTRUMENT (0.4%)                                          8,300   Tanger Factory Outlet Centers, Inc. ....      305,025
10,000   August Technology Corp.* .................      142,400      4,000   Thornburg Mortgage, Inc. ...............      101,320
 9,200   Dionex Corp.* ............................      362,112      5,000   W.P. Carey & Co. LLC ...................      158,750
 4,000   Kronos Inc.* .............................      211,640      8,000   Weingarten Realty Investors ............      360,000
                                                      ----------                                                         ----------
                                                         716,152                                                          8,867,476
         PUBLISHING (0.3%)                                                    RECREATION (1.3%)
 7,200   Meredith Corp. ...........................      332,424     31,000   Concord Camera Corp.* ..................      330,150
 7,000   Wiley (John) & Sons, Inc. Class "A" ......      181,930     20,500   K2 Inc.* ...............................      304,425
                                                      ----------     11,000   LeapFrog Enterprises, Inc.* ............      418,000
                                                         514,354     19,500   Marvel Enterprises, Inc.* ..............      433,875
         R.E.I.T. (5.0%)                                             16,500   SCP Pool Corp.* ........................      459,030
20,000   Anworth Mortgage Asset Corp. .............      285,600     11,000   Shuffle Master, Inc.* ..................      298,980
12,300   Capital Automotive REIT ..................      375,273                                                         ----------
14,000   Catellus Development Corp.* ..............      342,300                                                          2,244,460
 7,500   CBL & Associates Properties, Inc. ........      374,250              RESTAURANT (2.1%)
 8,300   Chelsea Property Group, Inc. .............      397,570     12,050   Applebee's International, Inc. .........      379,334
 4,000   Correctional Properties Trust ............       99,800     10,650   Brinker International, Inc.* ...........      355,284
   123   Cross Timbers Royalty Trust ..............        2,590      4,000   CBRL Group, Inc. .......................      141,920
12,800   Developers Diversified Realty Corp. ......      382,336     24,000   Checkers Drive-In Restaurants, Inc.* ...      220,800
 7,700   Entertainment Properties Trust ...........      231,000     10,000   IHOP Corp. .............................      328,500
20,500   Equity One, Inc. .........................      348,500     10,000   Lone Star Steakhouse & Saloon, Inc. ....      209,000
 5,400   Essex Property Trust, Inc. ...............      338,634      9,400   P.F. Chang's China Bistro, Inc.* .......      426,290
10,000   Federal Realty Investment Trust ..........      368,600      7,700   Panera Bread Co. Class "A"* ............      315,392
 8,000   Getty Realty Corp. .......................      196,000     15,300   RARE Hospitality International, Inc.* ..      381,123
12,000   Heritage Property Investment Trust, Inc. .      346,560     14,700   Red Robin Gourmet Burgers, Inc.* .......      374,262
 4,000   iStar Financial, Inc. ....................      155,800     10,600   Ruby Tuesday, Inc. .....................      255,566
10,000   Macerich Company (The) ...................      377,500     11,750   Sonic Corp.* ...........................      297,040
 4,000   Manufactured Home Communities, Inc. ......      156,720                                                         ----------
17,000   MFA Mortgage Investments, Inc. ...........      161,840                                                          3,684,511
 5,500   Newcastle Investment Corp. ...............      126,445              RETAIL BUILDING
 8,200   Pan Pacific Retail Properties, Inc. ......      352,600                SUPPLY (0.1%)
 4,500   Parkway Properties, Inc. .................      196,650      4,700   Fastenal Co. ...........................      177,660
11,000   Pennsylvania Real Estate Investment
           Trust ..................................      367,950
12,500   ProLogis Trust ...........................      378,125
 2,500   PS Business Parks, Inc. ..................       94,350

-----------------------------------------------------------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

         RETAIL - SPECIAL                                                     SEMICONDUCTOR (0.9%)
           LINES (4.2%)                                              30,000   ATI Technologies, Inc.* .................  $  445,500
15,000   Aeropostale, Inc.* .......................  $  405,750      17,000   OmniVision Technologies, Inc.* ..........     718,080
34,000   Bombay Company, Inc. (The)* ..............     334,900       9,000   QuickLogic Corporation* .................      59,850
 6,750   Brookstone, Inc.* ........................     133,852       9,000   Silicon Laboratories, Inc.* .............     404,550
13,000   Casual Male Retail Group, Inc.* ..........      96,070                                                          ----------
 4,000   CDW Corp. ................................     230,960                                                           1,627,980
14,400   Central Garden & Pet Co.* ................     376,128               SEMICONDUTOR CAPITAL
16,700   Chico's FAS, Inc.* .......................     511,688                 EQUIPMENT (0.1%)
10,500   Claire's Stores, Inc. ....................     351,330      10,000   Photronics, Inc.* .......................     212,600
 9,000   Coach, Inc.* .............................     491,400
 3,000   Cost Plus, Inc.* .........................     110,760               SHOE (0.4%)
22,500   CSK Auto Corp.* ..........................     346,950      11,000   Brown Shoe Company, Inc. ................     348,700
10,000   Dick's Sporting Goods, Inc.* .............     373,400      12,400   K-Swiss Inc. Class "A" ..................     446,276
 6,000   Finish Line, Inc. Class "A"* .............     157,800                                                          ----------
13,700   Fossil, Inc.* ............................     331,951                                                             794,976
15,500   Guitar Center, Inc.* .....................     498,480               TELECOMMUNICATIONS
 4,200   Hancock Fabrics, Inc. ....................      66,276                 EQUIPMENT (1.5%)
11,650   Hibbett Sporting Goods, Inc.* ............     278,668      30,000   Andrew Corp.* ...........................     368,700
21,000   Insight Enterprises, Inc.* ...............     319,620      18,000   Applied Signal Technology, Inc. .........     359,100
 6,500   Movie Gallery, Inc.* .....................     127,725      43,000   Aspect Communications Corp.* ............     358,190
 5,000   NBTY, Inc.* ..............................     116,750      15,000   Avaya, Inc.* ............................     163,500
10,300   Petco Animal Supplies, Inc.* .............     321,360      14,300   Comtech Telecommunications
15,000   PETsMART, Inc.* ..........................     340,500                 Corp.* ................................     341,913
15,000   Pier 1 Imports, Inc. .....................     288,600      12,300   DSP Group, Inc.* ........................     306,393
12,000   Quiksilver, Inc.* ........................     191,400      11,000   Scientific-Atlanta, Inc. ................     342,650
 5,800   Ross Stores, Inc. ........................     268,888       5,000   Tekelec, Inc.* ..........................      78,050
 3,000   Sharper Image Corp.* .....................      69,180      10,000   UTStarcom, Inc.* ........................     318,100
 9,000   TJX Companies, Inc. (The) ................     174,780                                                          ----------
 8,600   Williams-Sonoma, Inc.* ...................     232,028                                                           2,636,596
                                                     ----------               TELECOMMUNICATION
                                                      7,547,194                 SERVICES (1.5%)
         RETAIL STORE (0.5%)                                         25,000   At Road, Inc.* ..........................     336,250
10,000   CarMax, Inc.* ............................     326,600       3,000   Commonwealth Telephone
 5,400   Family Dollar Stores, Inc. ...............     215,406                 Enterprises, Inc.* ....................     120,390
 9,000   Fred's, Inc. .............................     296,640      17,000   Dycom Industries Inc.* ..................     346,630
                                                     ----------      20,000   Evolving Systems, Inc.* .................     235,000
                                                        838,646       3,000   Golden Telecom, Inc.* ...................      82,020
         SECURITIES                                                  10,000   Intrado, Inc.* ..........................     227,800
           BROKERAGE (0.2%)                                           2,000   NII Holdings, Inc. Class "B"* ...........     119,380
 5,000   Bear Stearns Companies, Inc. (The)             374,000      13,500   NTL Inc.* ...............................     636,120
                                                                     25,000   PCTEL, Inc.* ............................     266,750

-----------------------------------------------------------------------------------------------------------------------------------

12

                                                                                       VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                                                                 SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES                                                     VALUE     SHARES                                                   VALUE
----------------------------------------------------------------     --------------------------------------------------------------

33,000   PRIMUS Telecommunications                                            TOILETRIES/COSMETICS (0.5%)
         Group, Inc.* ...........................   $    222,750     20,000   Helen of Troy Ltd.* ...................  $    484,400
 6,000   West Corp.* ............................        142,740     11,000   Regis Corp. ...........................       353,100
                                                    ------------                                                       ------------
                                                       2,735,830                                                            837,500
         TEXTILE (0.0%)                                                       TRUCKING/TRANSPORTATION
10,000   Unifi, Inc.* ...........................         48,000                LEASING (1.9%)
                                                                     10,200   Arkansas Best Corp. ...................       280,50
         THRIFT (4.7%)                                               12,600   Heartland Express, Inc. ...............       302,652
13,800   Anchor BanCorp Wisconsin Inc. ..........        324,024     14,000   Hunt (J.B.) Transport Services, Inc.* .       364,280
 9,400   Bank Mutual Corp. ......................        399,030     13,300   Knight Transportation, Inc.* ..........       333,431
23,600   Brookline Bancorp, Inc. ................        347,392      5,500   Landstar System, Inc.* ................       335,610
25,500   Commercial Capital Bancorp, Inc.* ......        398,565      6,000   Old Dominion Freight Line, Inc.* ......       174,540
 7,000   Connecticut Bancshares, Inc. ...........        358,750     10,000   P.A.M Transporation Services, Inc.* ...       205,200
10,600   Fidelity Bankshares, Inc. ..............        278,356     17,000   Pacer International Inc.* .............       338,810
11,650   First BanCorp ..........................        358,238      8,000   Roadway Corp. .........................       390,160
 7,000   First Essex Bancorp, Inc. ..............        356,230     11,000   Werner Enterprises, Inc. ..............       252,010
24,832   First Niagara Financial Group, Inc. ....        374,963     10,800   Yellow Corp.* .........................       322,704
 9,000   FirstFed Financial Corp.* ..............        355,500                                                       ------------
20,550   Flagstar Bancorp, Inc. .................        471,622                                                          3,299,897
12,300   Harbor Florida Bancshares, Inc. ........        327,918              WIRELESS
14,800   Hudson City Bancorp, Inc. ..............        456,432                NETWORKING (0.2%)
 7,100   Hudson River Bancorp, Inc. .............        228,123     12,000   Alvarion Ltd.* ........................        76,920
13,333   New York Community Bancorp, Inc. .......        420,123     28,000   Sierra Wireless, Inc.* ................       363,160
13,175   Oriental Financial Group, Inc. .........        319,626                                                       ------------
 2,000   Pacific Northwest Bancorp ..............         71,300                                                            440,080
 7,700   PFF Bancorp, Inc. ......................        245,476                                                       ------------
 5,000   Quaker City Bancorp, Inc. ..............        200,000              TOTAL COMMON STOCKS
 3,000   Roslyn Bancorp, Inc. ...................         70,440                AND TOTAL INVESTMENT
19,000   Sovereign Bancorp, Inc. ................        352,450                SECURITIES (92.1%)
12,240   Sterling Financial Corp.* ..............        344,556                (Cost $130,139,088) .................   163,557,691
11,000   Washington Federal, Inc. ...............        277,310                                                       ============
16,590   Waypoint Financial Corp. ...............        331,800
11,000   Westcorp ...............................        384,450
 9,100   WSFS Financial Corp. ...................        384,020
                                                    ------------
                                                       8,436,694
         TIRE & RUBBER (0.2%)
13,700   TBC Corp.* .............................        343,185

------------------------------------------------------------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                              SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
  Principal
    Amount                                                      Value
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.2%)
  (Including accrued interest)
  $8,900,000   Collateralized by $8,536,000
                 U.S. Treasury Bonds 5.50%,
                 due 8/15/28, with a value of
                 $9,176,200 (with UBS
                 Warburg LLC, 0.97%, dated
                 9/30/03, due 10/1/03, delivery
                 value $8,900,240) .....................   $  8,900,240
   3,900,000   Collateralized by $3,350,000
                 U.S. Treasury Bonds 6.50%,
                 due 2/15/10, with a value of
                 $4,100,109 (with State Street
                 Bank & Trust Company,
                 0.86%, dated 9/30/03, due
                 10/1/03, delivery value
                 $3,900,093) ...........................      3,900,093
                                                          -------------
               TOTAL REPURCHASE
                 AGREEMENTS
                 (COST $12,800,333) ....................     12,800,333
                                                          -------------
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES (0.7%) ................................   $  1,309,082
                                                           ------------
NET ASSETS (100.0%)                                        $177,667,106
                                                           ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($177,667,106 DIVIDED BY
  8,686,139 SHARES OUTSTANDING) ........................   $      20.45
                                                           ============

    * NON-INCOME PRODUCING
(ADR) AMERICAN DEPOSITARY RECEIPTS

SEE NOTES TO FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------------------

14

                                                                                        VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                     STATEMENT OF OPERATIONS FOR THE
AT SEPTEMBER 30, 2003 (UNAUDITED)                                       SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:                                                                 INVESTMENT INCOME:
Investment securities, at value                                         Dividends (net of foreign withholding tax
  (Cost - $130,139,088) ........................    $163,557,691           of $3,726) ..............................   $    714,928
Repurchase agreements                                                   Interest and other .........................         69,374
  (Cost - $12,800,333) .........................      12,800,333                                                       ------------
Cash ...........................................         133,426              Total Income .........................        784,302
Receivable for securities sold .................       1,778,031                                                       ------------
Receivable for capital shares sold .............       1,508,133        EXPENSES:
Dividends and interest receivable ..............         135,910        Advisory fee ...............................        555,127
                                                    ------------        Service and distribution plan fee ..........        185,042
  TOTAL ASSETS .................................     179,913,524        Custodian fees .............................         46,973
                                                    ------------        Auditing and legal fees ....................         32,670
LIABILITIES:                                                            Transfer agent fees ........................         22,670
Payable for capital shares repurchased .........       1,395,671        Registration and filing fees ...............         17,171
Payable for securities purchased ...............         665,011        Accounting and bookkeeping expense .........         16,200
Accrued expenses:                                                       Printing ...................................         11,931
   Advisory fee payable ........................         111,003        Directors' fees and expenses ...............          9,998
   Service and distribution plan fees                                   Insurance, dues and other ..................          8,655
     payable ...................................          37,001        Postage ....................................          3,395
   Other .......................................          37,732                                                       ------------
                                                    ------------              Total expenses before custody
      TOTAL LIABILITIES ........................       2,246,418                 credits ...........................        909,832
                                                    ------------              Less: custody credits ................           (995
NET ASSETS .....................................    $177,667,106                                                       ------------
                                                    ============              Net Expenses .........................        908,837
NET ASSETS CONSIST OF:                                                                                                 ------------
Capital stock, at $.001 par value                                       NET INVESTMENT LOSS ........................       (124,535
  (authorized 300,000,000, outstanding                                                                                 ------------
  8,686,139 shares) ............................    $      8,687        NET REALIZED AND UNREALIZED GAIN ON
Additional paid-in cap.ital ....................     151,707,675           INVESTMENTS:
Accumulated net investment loss ................        (124,535)             Net Realized Gain ....................      2,193,419
Accumulated net realized loss on                                              Change in Net Unrealized
   investments .................................      (7,343,324)                Appreciation ......................     26,722,109
Net unrealized appreciation of                                                                                         ------------
   investments .................................      33,418,603        NET REALIZED GAIN AND CHANGE IN NET
                                                    ------------           UNREALIZED APPRECIATION ON
NET ASSETS .....................................    $177,667,106           INVESTMENTS .............................     28,915,528
                                                    ============                                                       ------------
NET ASSET VALUE, OFFERING AND                                           NET INCREASE IN NET ASSETS FROM
   REDEMPTION PRICE, PER                                                   OPERATIONS ..............................   $ 28,790,993
   OUTSTANDING SHARE ($177,667,106 DIVIDED BY                                                                          ============
   8,686,139 SHARES OUTSTANDING) ...............    $      20.45
                                                    ============




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                          SEPTEMBER 30, 2003      MARCH 31,
                                                                             (UNAUDITED)            2003
                                                                            --------------------------------
OPERATIONS:
 Net investment loss .................................................      $    (124,535)     $    (170,874)
 Net realized gain (loss) on investments .............................          2,193,419         (9,515,094)
 Change in net unrealized appreciation ...............................         26,722,109         (7,336,504)
                                                                            --------------------------------
 Net increase (decrease) in net assets from operations ...............         28,790,993        (17,022,472)
                                                                            --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................                 --           (968,868)
                                                                            --------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................         95,077,981        261,748,234
 Proceeds from reinvestment of distributions to shareholders .........                 --            945,062
 Cost of shares repurchased ..........................................        (55,802,113)      (206,667,181)
                                                                            --------------------------------
 Net increase from capital share transactions ........................         39,275,868         56,026,115
                                                                            --------------------------------
TOTAL INCREASE IN NET ASSETS .........................................         68,066,861         38,034,775
NET ASSETS:
 Beginning of period .................................................        109,600,245         71,565,470
                                                                            --------------------------------
 End of period .......................................................      $ 177,667,106      $ 109,600,245
                                                                            ================================
Accumulated Net Investment Loss, at end of period ....................      $    (124,535)     $          --
                                                                            ================================











SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock, were as follows:

                                 SIX MONTHS ENDED       YEAR ENDED
                                SEPTEMBER 30, 2003      MARCH 31,
                                   (UNAUDITED)            2003
                               -----------------------------------
Shares sold ................        4,918,062           15,089,311
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........               --               55,559
                               -----------------------------------
                                    4,918,062           15,144,870
Shares repurchased .........        2,848,791           12,080,414
                               -----------------------------------
Net increase ...............        2,069,271            3,064,456
                               ===================================

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                                            SIX MONTHS ENDED
                                                           SEPTEMBER 30, 2003
                                                               (UNAUDITED)
                                                           ------------------
PURCHASES:
Investment Securities ...................................     $80,322,392
                                                              ===========
SALES:
Investment Securities ...................................     $42,763,793
                                                              ===========

4. INCOME TAXES
At September 30, 2003, information on the tax components of capital is as follows:

Cost of investments for tax purposes .....................  $142,952,511
                                                            ============
Gross tax unrealized appreciation ........................    35,239,991
Gross tax unrealized depreciation ........................     1,834,478
                                                            ------------
Net tax unrealized appreciation on
   Investments ...........................................  $ 33,405,513
                                                            ============
Capital loss carryforward expiring
   March 31, 2011 ........................................  $  6,183,716
                                                            ============

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The difference between book and tax unrealized appreciation/(depreciation) is primarily attributable to wash sales.

5.    ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES
      AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $555,127 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2003. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2003, fees amounting to $185,042 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2003, the Fund's expenses were reduced by $995 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the six months ended September 30, 2003, the Fund paid brokerage commissions totaling $74,886 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2003, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,147,334 shares of the Fund's capital stock, representing 13.21% of the outstanding shares.

--------------------------------------------------------------------------------
18

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   SIX MONTHS
                                      ENDED                               YEARS ENDED MARCH 31,
                               SEPTEMBER 30, 2003   ----------------------------------------------------------------
                                   (UNAUDITED)       2003          2002         2001          2000            1999
                               ------------------   -------       -------      -------       -------         -------
NET ASSET VALUE, BEGINNING
 OF PERIOD ......................    $  16.56       $ 20.15       $ 16.66      $ 24.97       $ 13.24         $ 13.37
                                     --------       -------       -------      -------       -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment loss ...........        (.01)         (.03)         (.11)        (.19)         (.15)(2)        (.11)(2)
  Net gains or (losses) on
    securities (both realized
    and unrealized) .............        3.90         (3.40)         3.70        (5.13)        12.39             .21
                                     --------       -------       -------      -------       -------         -------
Total from investment
 operations .....................        3.89         (3.43)         3.59        (5.32)        12.24             .10
                                     --------       -------       -------      -------       -------         -------
LESS DISTRIBUTIONS:
 Distributions from realized
   gains ........................          --          (.16)         (.10)       (2.99)         (.51)           (.23)
                                     --------       -------       -------      -------       -------         -------
NET ASSET VALUE, END OF
 PERIOD .........................    $  20.45       $ 16.56       $ 20.15      $ 16.66       $ 24.97         $ 13.24
                                     ========       =======       =======      =======       =======         =======
TOTAL RETURN ....................       23.49%+      (17.04)%       21.55%      (21.86)%       93.59%           1.01%
                                     ========       =======       =======      =======       =======         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) .................    $177,667      $109,600       $71,565      $42,021       $50,784         $21,561
Ratio of operating expenses
 to average net assets ..........        1.23%(1)*     1.36%(1)      1.48%(1)     1.48%(1)      1.34%(1)(2)     1.34%(1)(2)
Ratio of net investment loss
 to average net assets ..........       (0.17)%*      (0.19)%       (0.75%)      (0.97%)       (0.96%)(2)      (0.90)%(2)
Portfolio turnover rate .........          32%+          79%          130%         111%          104%            203%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.22%* FOR THE SIX MONTH PERIOD ENDED 9/30/03 (UNAUDITED), 1.35% FOR THE YEAR ENDED MARCH 31, 2003, 1.46% FOR THE YEAR ENDED MARCH 31, 2001, 1.32% FOR THE YEAR ENDED MARCH 31, 2000, AND 1.29% FOR THE YEAR ENDED MARCH 31, 1999. THE RATIO WOULD HAVE BEEN UNCHANGED FOR THE YEAR ENDED MARCH 31, 2002.

(2) NET OF WAIVED ADVISORY FEE AND SERVICE AND DISTRIBUTION PLAN FEES. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND FOR THE YEARS ENDED MARCH 31, 2000 AND MARCH 31, 1999, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.21) AND $(.18), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.69% AND 1.91%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)% AND (1.47)%, RESPECTIVELY.

+   NOT ANNUALIZED

*   ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 - THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 - VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 - THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 - THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 - VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
20